INVESTMENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended		12 Months Ended				1 Months Ended								0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended							0 Months Ended				0 Months Ended				0 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Apr. 18, 2013 Beijing Security System Technology CNY	Dec. 31, 2013 Beijing Security System Technology CNY	Apr. 18, 2013 Beijing Security System Technology CNY	Apr. 18, 2013 Wuhan Antian CNY	Dec. 31, 2014 Wuhan Antian	Apr. 18, 2013 Wuhan Antian	Oct. 10, 2014 Kingsoft Japan USD ($)	Mar. 18, 2014 Kingsoft Japan JPY (¥)	Dec. 31, 2014 Kingsoft Japan USD ($)	Dec. 31, 2014 Kingsoft Japan CNY	Mar. 18, 2014 Kingsoft Japan USD ($)	Mar. 18, 2014 Kingsoft Japan CNY	Aug. 31, 2014 Moxiu Technology USD ($)	Aug. 31, 2014 Moxiu Technology CNY	Feb. 28, 2014 Moxiu Technology USD ($)	Feb. 28, 2014 Moxiu Technology CNY	Dec. 31, 2014 Moxiu Technology USD ($)	Dec. 31, 2014 Moxiu Technology CNY	Dec. 31, 2014 A third party online game developer USD ($)	Dec. 31, 2014 A third party online game developer CNY	Jan. 08, 2014 Shangyao USD ($)	Jan. 08, 2014 Shangyao CNY	Dec. 31, 2014 Shangyao USD ($)	Dec. 31, 2014 Shangyao CNY	Jan. 08, 2014 Shangyao	Nov. 12, 2014 F50 USD ($)	Nov. 12, 2014 F50	Dec. 31, 2014 Series A Preferred Stock NDP Media Corp USD ($)	Dec. 31, 2014 Short-term Investments Held-to-maturity USD ($)	Dec. 31, 2014 Short-term Investments Held-to-maturity CNY	Dec. 31, 2013 Short-term Investments Held-to-maturity CNY	Dec. 31, 2012 Short-term Investments Held-to-maturity CNY	Dec. 31, 2014 Short-term Investments Available-for-sale USD ($)	Dec. 31, 2014 Short-term Investments Available-for-sale CNY	Jul. 21, 2014 Short-term Investments Convertible Bonds NDP Media Corp USD ($)	Dec. 31, 2014 Short-term Investments Convertible Bonds NDP Media Corp USD ($)	Dec. 31, 2014 Short-term Investments Convertible Bonds NDP Media Corp CNY	Jul. 21, 2014 Short-term Investments Convertible Bonds NDP Media Corp USD ($)	Jul. 26, 2013 Short-term Investments Convertible Bonds Trustlook CNY	Dec. 31, 2014 Short-term Investments Convertible Bonds Trustlook USD ($)	Dec. 31, 2014 Short-term Investments Convertible Bonds Trustlook CNY	Jul. 26, 2013 Short-term Investments Convertible Bonds Trustlook USD ($)	Nov. 08, 2013 Short-term Investments Class A Ordinary shares Equity Securities Sungy USD ($)	Dec. 31, 2014 Short-term Investments Class A Ordinary shares Equity Securities Sungy USD ($)	Dec. 31, 2014 Short-term Investments Class A Ordinary shares Equity Securities Sungy CNY	Nov. 08, 2013 Short-term Investments Class A Ordinary shares Equity Securities Sungy	Dec. 31, 2014 Short-term Investments ADS Equity Securities Sungy	Jul. 21, 2014 Short-term Investments Series B Preferred Stock Convertible Bonds NDP Media Corp	Dec. 31, 2014 Long-term Investments Available-for-sale USD ($)	Dec. 31, 2014 Long-term Investments Available-for-sale CNY	Dec. 31, 2014 Kingsoft USD ($)	Dec. 31, 2014 Kingsoft CNY	Dec. 31, 2013 Kingsoft CNY	Dec. 31, 2012 Kingsoft CNY
Short-term investments
Fixed-rate time deposits	$ 69,034	428,330
Available-for-sale equity security	1,114	6,913	55,780
Available-for-sale debt security	12,633	78,378
Total	82,781	513,621	55,780																																																				69,034	428,330
Interest income	4,548	28,216	7,077	3,263																													2,563	15,901	2,479	1,267																			3,370	20,908	2,494	1,442
Available-for-sale equity security
Shares purchased																																																		2,673,796
Consideration paid for available-for-sale equity security																																															5,000
Shares disposed																																																1,315,326	1,315,326		219,221
Gain on disposal of investment																																																317	1,967
Impairment loss of investment																																																1,397	8,664
Unrealized gain																																					1,761	10,927															1,098	6,514
Available-for-sale debt security
Payments to acquire available-for-sale debt securities																																							10,000				6,148
Available for sale securities debt securities principal amount																																										10,000				1,000
Interest rate (as a percent)																																							8.00%				6.00%
Maturity term																																							1 year				2 years
Percentage of discount upon conversion of debt securities to equity of the investee																																																				20.00%
Fair value of investment																																								11,617	72,076			1,016	6,302
Long-term investments
Cost method investments	24,400	151,395
Equity method investments	21,228	131,707	6,151
Available-for-sale equity securities	8,984	55,740
Available-for-sale debt securities			5,903
Total	54,612	338,842	12,054																																																				8,984	55,740
Cost method investment
Investment in cost method investment																							19,340	120,000								5,000
Cost method investment ownership percentage																							4.00%	4.00%
Cost method investment shares purchased (in shares)																																500,000
Equity method investments
Equity interest ownership percentage							40.00%		40.00%	40.00%					20.00%	20.00%	50.50%	50.50%	28.30%	28.30%									34.00%		6.70%
Consideration paid for equity method investments	20,265	125,739	4,400		3,600			800			9,967	614,040,000					4,835	30,000	3,223	20,000					322	2,000				1,000
Fair value of intangible assets contributed							6,000
Carry value of intangible assets contributed							0
Carrying amount of investee ownership on the books of its reporting entity															1,039	6,391
Excess of the purchase consideration over the carrying amount of investee ownership on the books of its reporting entity													8,346	51,782	5,004	30,775					7,429	46,093
Deemed disposal gain of intangible assets			3,600			3,600
Value of promotional resources exchanged for additional interest																			806	5,000
Additional ownership interest percentage acquired											21.50%						22.20%	22.20%
Maximum exposure to loss of equity method investment													10,953	67,960
Impairment loss	76	472	0	0																							76	472
Losses from equity method investments	$ (878)	(5,447)	(1,849)	0																																																			$ 15,990	99,213	76,031	9,747